Document and Entity Information	Nov. 04, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	001-33892
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0303916
Entity Address, Address Line One	One AMC Way
Entity Address, Adress Line Two	11500 Ash Street
Entity Address, State or Province	KS
Entity Address, City or Town	Leawood
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	AMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001411579
Amendment Flag	false